INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory
The following table details the components of inventory:

	At September 30, 2025	At September 30, 2024
Raw materials and supplies	$71,742	$74,101
Work in process	9,193	8,562
Finished goods	90,812	92,111
Total	$171,747	$174,774